ACQUISITION OF SUBSIDIARIES - Additional Information (Detail)									1 Months Ended
	Dec. 19, 2012 MCP [Member] USD ($)	Dec. 19, 2012 MCP [Member] PHP	Dec. 07, 2012 MCP [Member]	Dec. 19, 2012 MCP [Member] Selling Shareholders [Member] USD ($)	Dec. 19, 2012 MCP [Member] Selling Shareholders [Member] PHP	Dec. 19, 2012 MCP [Member] Settlement of Selling Shareholders' Liability [Member] USD ($)	Dec. 19, 2012 MCP [Member] Settlement of Selling Shareholders' Liability [Member] PHP	Jun. 16, 2011 Studio City International Holdings [Member]	Jul. 31, 2011 eSun Holdings Limited [Member] USD ($)	Jun. 30, 2011 eSun Holdings Limited [Member] USD ($)	Jun. 30, 2011 eSun Holdings Limited [Member] Transaction with eSun Holdings [Member] USD ($)	Jun. 30, 2011 Studio City Group Shareholders Loan [Member] Transaction with eSun Holdings [Member] USD ($)	Jul. 31, 2011 New Cotai Holdings, LLC [Member] USD ($)	Aug. 31, 2011 New Cotai Holdings, LLC [Member] First Installment [Member] USD ($)	Jul. 31, 2012 New Cotai Holdings, LLC [Member] Second Installment [Member] USD ($)	Jul. 31, 2013 New Cotai Holdings, LLC [Member] Third Installment [Member] USD ($)
Assets and Liabilities Acquisition [Line Items]
Percentage of acquired equity interest			93.06%					60.00%
Payments of consideration	$ 30,682,000	1,259,000,000		$ 4,874,000	200,000,000	$ 25,808,000	1,059,000,000
Excess payment on acquisition of assets and liabilities	5,747,000
Total consideration under the share purchase agreement and related transaction documents										360,000,000
Payment of equity interest of Studio City to an affiliate of eSun Holdings											200,000,000
Repayment of shareholders' loan for Studio City Group to eSun Holdings												60,000,000
Initial payments of consideration									195,000,000	65,000,000
Remaining installment payment of consideration													$ 100,000,000	$ 50,000,000	$ 25,000,000	$ 25,000,000